CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 2,941	$ 4,637	$ (163)
Other comprehensive income (loss):
Unrealized gains (losses) on investment securities-available for sale	(1,949)	(91)	286
Tax effect	763	31	(104)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(1,186)	(60)	182
Reclassification adjustment for losses included in net income (loss)	0	(223)	(113)
Tax effect	0	76	38
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	(147)	(75)
Total	(1,186)	(207)	107
Total comprehensive income (loss)	$ 1,755	$ 4,430	$ (56)